CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue (Note 18)	$ 9,125	$ 11,611
Cost of sales (Note 4)	6,580	8,877
Share of profit from equity accounted investees (Note 9)	316	361
Gross profit	2,840	3,123
General and administrative	422	399
Other (income) expense	(6)	129
Gain on Pembina Gas Infrastructure Transaction	0	(1,110)
Impairment reversal (Note 7)	(231)	0
Results from operating activities	2,655	3,705
Net finance costs (Note 19)	466	486
Earnings before income tax	2,189	3,219
Current tax expense (Note 10)	325	227
Deferred tax expense (Note 10)	88	21
Income tax expense (Note 10)	413	248
Earnings	1,776	2,971
Other comprehensive (loss) income, net of tax (Note 22)
Exchange (loss) gain on translation of foreign operations	(106)	295
Impact of hedging activities	(3)	3
Re-measurement of defined benefit asset or liability (Note 20)	(11)	15
Other comprehensive (loss) income, net of tax	(120)	313
Total comprehensive income attributable to shareholders	1,656	3,284
Earnings attributable to common shareholders, net of preferred share dividends (Note 17)	$ 1,648	$ 2,842
Earnings per common share - basic (in CAD per share)	$ 3.00	$ 5.14
Earnings per common share - diluted (in CAD per share)	$ 2.99	$ 5.12
Weighted average number of common shares (millions)
Basic (in shares)	550	553
Diluted (in shares)	551	554
Commodity-related
Profit or loss [abstract]
Loss (gain) on commodity-related derivative financial instruments	$ 21	$ (28)